Consolidated Income Statement - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net sales to third parties	$ 8,654	$ 8,222	$ 6,763
Other revenues	63	69	70
Net sales and other revenues	8,717	8,291	6,833
Cost of net sales	(3,910)	(3,577)	(3,830)
Cost of other revenues	(59)	(62)	(63)
Gross profit	4,748	4,652	2,940
Selling, general & administration	(3,068)	(3,076)	(2,694)
Research & development	(702)	(842)	(673)
Other income	36	43	235
Other expense	(342)	(197)	(290)
Operating income/(loss)	672	580	(482)
Interest expense	(134)	(120)	(124)
Other financial income & expense	(75)	(42)	(29)
Income/(loss) before taxes	463	418	(635)
Taxes	(128)	(42)	104
Net income/(loss)	$ 335	$ 376	$ (531)
Earnings/(loss) per share
Basic (in dollars per share)	$ 0.68	$ 0.77	$ (1.09)
Diluted (in dollars per share)	$ 0.68	$ 0.76	$ (1.09)
Weighted average number of shares outstanding
Basic (in shares)	491.4	490.0	489.0
Diluted (in shares)	494.4	493.4	489.0